Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Significant Accounting Policies

(2.) SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value as of the last trading date for the periods presented. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year, and also includes interest and dividend income. Investment management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from income earned on a daily basis and are reflected as a component of net appreciation (depreciation) in fair value of investments.

Fair Value Measurements

The Plan performs fair value measurements in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). Refer to Note 3 for the fair value measurement disclosures associated with the Plan’s investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan’s management to make estimates and assumptions that affect the amounts of net assets available for benefits and the changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

(2.) SIGNIFICANT ACCOUNTING POLICIES (Continued)

Risks and Uncertainties

The Plan provides for a choice of investment options, including various mutual funds, common/collective trust funds and common stock of the Company. The Plan’s exposure to credit loss in the event of nonperformance of investments is limited to the carrying value of such investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits and participant account balances.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable are reclassified as distributions in accordance with the terms of the Plan document.

Contributions

Contributions from participants and any related employer match are recognized on the accrual basis as participants earn salary deferrals. Additional discretionary employer profit-sharing contributions are recognized when declared by the Company.

Distributions

Distributions are recorded by the Plan when paid.